Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 6 - DEPOSITS

The composition of the Bank's deposits at December 31 follows:

	(Expressed in Thousands) 2011
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$31,319	$41,702	$80,857	$70,125
United States Government	1	-	-	-
States and political subdivisions	540	6,189	4,723	3,176
Commercial banks and other depository institutions	55	-	-	490

Total	$31,915	$47,891	$85,580	$73,791

	(Expressed in Thousands) 2010
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$27,598	$36,814	$73,873	$75,527
United States Government	12	-	-	-
States and political subdivisions	682	5,299	4,583	3,248
Commercial banks and other depository institutions	27	-	222	590

Total	$28,319	$42,113	$78,678	$79,365

Time deposits include certificates of deposit issued in denominations of $100,000 or more which amounted to $22,040,000 and $23,351,000 at December 31, 2011 and 2010, respectively. Interest expense on certificates of deposit of $100,000 or more was $438,000, $576,000 and $888,000 at December 31, 2011, 2010, and 2009, respectively.

The following table sets forth the remaining maturity of time certificates of deposits of $100,000 or more at December 31, 2011.

Due in 3 months or less	$4,411,000
Due in over three through six months	3,719,000
Due in over six through twelve months	5,103,000
Due in over twelve months	8,807,000

Total	$22,040,000

A maturity distribution of time certificates of deposit at December 31, 2011, follows:

Due in 2012	$43,761,000
Due in 2013	10,066,000
Due in 2014	6,703,000
Due in 2015	6,373,000
Due in 2016	6,223,000
Due in 2017 and thereafter	665,000

Total	$ 73,791,000